Restricted Cash (Details) - USD ($)		Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Bank deposits used to pledge the bank acceptance notes and letters of credit issued by the Company	[1]	$ 695,548	$ 1,307,485
Bank deposits judicially frozen by the court as a result of legal proceedings (including $695,548 of bank deposits used to pledge the bank acceptance notes)		890,403
Deposit in an escrow account	[2]	$ 500,000	$ 500,000

[1]	The cash is restricted for use over the terms of the bank acceptance notes and letters of credit and was used directly to settle the liabilities when the bank acceptance notes or letters of credit became due. As of December 31, 2019 and 2018, the Company had notes payable of $908,008 and $2,462,044, and non-cancellable letters of credit of $0 and $63,000, respectively.
[2]	In connection with its initial public offering, the Company agreed to deposit $500,000 in a non-interest bearing escrow account to satisfy the potential indemnification obligation for two years following September 25, 2017. Under the request of the Company, the deposit was remained in the escrow account as of December 31, 2019. The Company received the deposit in full during the subsequent period.